BLACKROCK FUNDSSM

BlackRock Emerging Markets Dividend Fund

(the “Fund”)

Supplement dated June 7, 2017 to the

Fund’s Summary Prospectus dated January 27, 2017

Effective immediately, the following change is made to the Fund’s Summary Prospectus:

The section entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager
Name	Portfolio Manager of the Fund Since	Title
Alethea Leung, CFA	2017	Director of BlackRock, Inc.

*    *    *

Shareholders should retain this Supplement for future reference.

SPRO-EMDIV-0617SUP